Note 8 - Leases (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Lease, Cost [Table Text Block]
	Fiscal Year:
	2024	2023	2022
Lease cost:
Amortization of right of use assets	$6,134	$6,715	$5,970
Interest on lease liabilities	767	959	1,048
Finance lease cost	6,901	7,674	7,018
Operating lease cost	8,222	13,506	19,250
Short-term lease cost	5,335	5,589	5,879
Total lease cost	$20,458	$26,769	$32,147
	Fiscal Year:
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$767	$959	$1,048
Operating cash flows from operating leases	8,849	13,736	19,010
Financing cash flows from finance leases	7,956	8,814	7,868
	$17,572	$23,509	$27,926

Right-of-use assets obtained in exchange for new finance lease liabilities	$337	$5,825	$9,754
Right-of-use assets obtained in exchange for new operating lease liabilities	$5,409	$4,362	$10,550
Weighted-average lease term (years):
Financing leases	4.4	4.7	4.6
Operating leases	4.3	4.6	4.3
Weighted-average discount rate:
Financing leases	4.0%	3.8%	3.4%
Operating leases	4.7%	4.4%	4.2%

Lessee, Lease Liability, Maturity [Table Text Block]
Years ending March 31:	Operating	Financing
2025	$6,995	$5,371
2026	4,822	4,280
2027	3,692	3,218
2028	3,430	2,811
2029	973	1,659
2030-2034	2,003	1,306
Total minimum payment required	$21,915	$18,645
Less interest	1,891	1,562
Present value of minimum lease payments	20,024	17,083
Amount due within one year	6,266	4,824
Long-term lease obligations	$13,758	$12,259